Retirement Plans (Details 3) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Change in the benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 2,435	$ 2,395
Service cost	22	19	14
Interest cost	126	126	127
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$ 2,512	$ 2,435	$ 2,395